Share based payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Share options	6,650	2,541	8,860	2,985
Performance share options	823	—	823	—
PSUs	137	—	137	—
RSUs	1,286	164	1,419	164
Clawback shares	1,230	—	2,447	—
	10,126	2,705	13,686	3,149

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options	These options typically vest in tranches over four years, with the only vesting condition relating to continued employment by the Group. Information with respect to share options for the six months ending June 30, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	8,265,900	£0.02
Granted	2,489,891	£—
Exercised	(1,048,792)	£0.02
Forfeited	(80,118)	£0.02
Options held as at June 30, 2022	9,626,881	£0.02

Exercisable as at June 30, 2022	3,863,938	£0.02

Disclosure of the fair value of the share options as at the grant date
A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the six months ended June 30, 2022:

Exercise price	£0.0005
Expected life	6.0 years
Expected volatility	91.0%
Risk-free rate	1.55%
Expected dividend rate	—
Fair value	£10.94

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the six months ended June 30, 2022:

Exercise price	£0.0005
Expected life	2.6 years
Expected volatility	93.1%
Risk-free rate	2.60%
Expected dividend rate	—
Fair value	£9.33

Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the six months ending June 30, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	—	£—
Granted	877,704	£—
Options held as at June 30, 2022	877,704	£—

Exercisable as at June 30, 2022	—	£—

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	These awards vest in tranches over three years. Information with respect to performance share options for the six months ending June 30, 2022 is as follows:

Number of PSUs
PSUs held as at January 01, 2022	—
Granted	146,285
PSUs held as at June 30, 2022	146,285

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	The awards expire on the cessation of the participant’s employment with the Group. Information with respect to performance share options for the six months ending June 30, 2022 is as follows:

Number of RSUs
RSUs held as at 1 January 2022	931,500
Granted	641,867
Exercised	(750,429)
RSUs held as at 30 June 2022	822,938